Income Taxes - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 27, 2022
Income Tax Examination [Line Items]
Unrecognized tax benefits, would affect effective tax rate	$ 200
U.S. federal net operating loss carryovers	$ 22,700
S1 Holdco, LLC
Income Tax Examination [Line Items]
Percentage of aggregate tax benefit expected to realized	85.00%		85.00%
Percent of expected tax benefit			15.00%
Number of shares issued (in shares)	0.2	0.3
TRA payments due	$ 800
TRA payment including interest amount	$ 0
Additional liability amount		$ 1,000